TRADE AND BILLS RECEIVABLE	12 Months Ended
Dec. 31, 2021
Trade And Bills Receivable
TRADE AND BILLS RECEIVABLE

15.	TRADE AND BILLS RECEIVABLE

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Non-current
Trade receivables from third parties	35,481	17,033	2,680
Less: Impairment allowance	(3,805)	(7,532)	(1,185)
Total of Non-current trade receivables	31,676	9,501	1,495

Current
Trade receivables from third parties	39,660	51,608	8,119
Less: Impairment allowance	(9,969)	(10,082)	(1,586)
Total of current trade receivables	29,691	41,526	6,533

Bills receivable	80	—	—

Total	61,447	51,027	8,028

The Group’s trade receivables arise from the provision of construction services for wastewater treatment projects, sale of wastewater treatment equipment, and operation service of the service concession arrangement. The majority of the Group’s customers are town/village government entities or main contractors of the governmental infrastructure projects whose time of payment for the service or goods received from the Group depend on the appropriation and approval of the fiscal funds. Accordingly, the Group granted various credit terms to different customers, depending on the nature and background of the customers and projects. The Group generally granted customers a credit period of one month to three months, except for some of the customers for construction services, sales of wastewater treatment equipment and maintenance services who will generally settle the amounts owed to the Group in a number of specified installments covering periods ranging from one year to five years. Apart from the trade receivables related to the service concession arrangement which bear no interest, the trade receivables of construction services, operation and maintenance services and sale of wastewater treatment equipment bear an imputed interest rate of 4.75% per annum.

An aging analysis of the trade and bills receivables as of the end of the reporting period, based on the invoice date and net of loss allowance, is as follows:

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Within 1 year	12,167	19,026	2,994
Between 1-2 years	20,125	5,106	803
Between 2-3 years	18,794	12,796	2,013
Over 3 years	10,361	14,099	2,218

Total	61,447	51,027	8,028

The movement in the loss allowance for trade receivables during the years indicated are as follows:

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Beginning of the year	9,230	13,774	2,167
Provision for expected credit loss, net	4,544	3,840	604

End of the year	13,774	17,614	2,771

The Group elected to apply the simplified approach for providing impairment for ECLs prescribed by IFRS 9, which permits the use of the lifetime expected loss provision for all trade receivables. To measure the ECLs, trade receivables were grouped based on the shared credit risk characteristics and the days past due. The ECLs below also incorporate forward-looking information. The impairment as of December 31, 2020 and 2021 was determined as follows:

				Past due
	Current	Within 1 year	1-2 years	2-3 years		Over 3 years		Total

As of December 31, 2020 (As adjusted):
Expected credit loss rate		5%	12%	11%		45%		18%
Gross carrying amount (CNY)	5,166	7,273	22,826	21,043		18,833		75,141
Impairment allowances (CNY)		352	2,701 (i)	2,249	(ii)	8,472	(iii)	13,774

As of December 31, 2021:
Expected credit loss rate		6%	26%	13%		48%		26%
Gross carrying amount (CNY)	3,670	16,311	6,865	14,712		27,083		68,641
Impairment allowances (CNY)		955	1,759	1,916	(ii)	12,984	(iii)	17,614
Impairment allowances (US$)		150	277	301		2,043		2,771

(i)	The impairment allowances included an amount of CNY221 (as adjusted) as of December 31, 2020, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.

(ii)	The impairment allowances included CNY1,035 (as adjusted) and CNY221 as of December 31, 2020 and 2021, respectively, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.

(iii)	The impairment allowances included an amount of CNY5,055 (as adjusted) and CNY4,646 as of December 31, 2020 and 2021, respectively, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.